Financial Risk Management and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Undiscounted Balances of Financial Liabilities
The following tables show the undiscounted balances of the financial liabilities (including interest expense) categorized by time from the end of the period under review to the contractual maturity date:

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Carrying amounts
At December 31, 2018
Long-term bank loans	452	439	1,334	2,150	3,614
Corporate bonds	17,282	34	1,015	—	17,993
Other obligations	2,853	32	48	49	3,034
Short-term bank loans	15,449	—	—	—	15,085
Accounts payable and accrued liabilities	122,458	—	—	—	122,458
Amounts due to ultimate holding company	1,214	—	—	—	1,214
Amounts due to related parties	8,977	132	3,436	—	11,885
Amounts due to domestic carriers	2,144	—	—	—	2,144
Dividend payable	920	—	—	—	920

	171,749	637	5,833	2,199	178,347

At December 31, 2019
Long-term bank loans	448	434	1,344	1,710	3,306
Promissory notes	34	34	1,030	—	998
Corporate bonds	108	1,088	2,034	—	2,998
Lease liabilities (note)	11,085	10,183	12,112	1,430	32,325
Other obligations	2,657	46	29	49	2,778
Short-term bank loans	5,704	—	—	—	5,564
Commercial papers	9,116	—	—	—	8,995
Accounts payable and accrued liabilities	121,564	—	—	—	121,564
Amounts due to ultimate holding company	1,779	—	—	—	1,779
Amounts due to related parties	7,984	132	3,304	—	10,893
Amounts due to domestic carriers	2,174	—	—	—	2,174
Dividend payable	920	—	—	—	920

	163,573	11,917	19,853	3,189	194,294

Note: The Group has initially applied IFRS 16 using the modified retrospective approach. Lease liabilities include amounts recognized at the date of transition to IFRS 16 in respect of leases previously classified as operating leases under IAS 17 and amounts relating to new leases entered into during the year. Under this approach, the comparative information is not restated. See Note 2.2(d).

Summary of Debt-to-Capitalization Ratios
The Group’s
debt-to-capitalization
ratios are as follows:

	December 31, 2018 (Note)	January 1, 2019 (Note)	December 31, 2019
Interest-bearing debts:
- Short-term bank loans	15,085	15,085	5,564
- Long-term bank loans	3,173	3,173	2,869
- Promissory notes	—	—	998
- Corporate bonds	999	999	2,998
- Commercial papers	—	—	8,995
- Lease liabilities (non-current portion)	—	27,576	21,535
- Obligations under finance lease included in other obligations	6	—	—
- Amounts due to related parties	3,090	3,090	3,092
- Current portion of long-term bank loans	441	441	437
- Current portion of corporate bonds	16,994	16,994	—
- Lease liabilities (current portion)	—	9,144	10,790
- Current portion of obligations under finance lease	234	—	—

	40,022	76,502	57,278
Total equity	314,286	313,212	320,755

Interest-bearing debts plus total equity	354,308	389,714	378,033

Debt-to-capitalization ratio	11.3%	19.6%	15.2%

Note: The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize lease liabilities relating to leases which were previously classified as operating leases under IAS 17. Under this approach, the comparative information is not restated. See Note 2.2(d).

Summary of Assets Measured at Fair Value
The following table presents the Group’s assets that are measured at fair value at December 31, 2018:

	Level 1	Level 2	Level 3	Total
Recurring fair value measurement:
Financial assets at fair value through other comprehensive income
- Equity securities
-Listed	3,845	—	—	3,845
-Unlisted	—	—	58	58

	3,845	—	58	3,903

Financial assets at fair value through profit and loss
- Equity securities
-Unlisted	—	—	200	200
-Wealth management products	—	570	—	570

	—	570	200	770

Total	3,845	570	258	4,673

The following table presents the Group’s assets that are measured at fair value at December 31, 2019:

	Level 1	Level 2	Level 3	Total
Recurring fair value measurement:
Financial assets at fair value through other comprehensive income
- Equity securities
-Listed	3,268	—	—	3,268
-Unlisted	—	—	55	55

	3,268	—	55	3,323

Financial assets at fair value through profit and loss
- Equity securities
-Listed	151	—	—	151
-Unlisted	—	—	568	568
-Wealth management products	—	51	—	51

	151	51	568	770

Total	3,419	51	623	4,093

Summary of Financial Instruments Measured at Carrying Value that are not Materially Different from their Fair Values
The carrying amounts of the Group’s financial liabilities carried at amortized cost are not materially different from their fair values as of December 31, 2018 and 2019. Their carrying amounts, fair values and the level of fair values hierarchy are disclosed below:

	Carrying amount as of December 31, 2018	Fair value as of December 31, 2018	Carrying amount as of December 31, 2019	Fair value as of December 31, 2019	Fair value measurement as of December 31, 2019 categorized into
					Level 1	Level 2	Level 3
Non-current portion of long-term bank loans	3,173	3,098	2,869	2,849	—	2,849	—
Non-current portion of promissory notes	—	—	998	1,010	1,010	—	—
Non-current portion of corporate bonds	999	1,014	2,998	3,081	3,081	—	—

Foreign exchange risk [member]
Statement [LineItems]
Summary of Foreign Exchange Risk
The following table details the Group’s exposure at the end of the reporting period to currency risk arising from recognized assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate and have been translated to RMB at the applicable rates quoted by the People’s Bank of China (“PBOC”) as of December 31, 2018 and 2019.

	2018			2019
	Original currency millions	Exchange rate	RMB equivalent millions	Original currency millions	Exchange rate	RMB equivalent millions
Cash and cash equivalents:
- denominated in HK dollars	66	0.88	58	35	0.90	31
- denominated in US dollars	114	6.86	783	166	6.98	1,160
- denominated in Euro	16	7.85	123	19	7.82	146
- denominated in Japanese Yen	17	0.06	1	31	0.06	2
- denominated in SGD	—	5.01	—	1	5.17	6
- denominated in GBP	—	8.68	1	—	9.15	—
- denominated in AUD	—	4.83	—	1	4.88	4
-denominated in CHF	—	6.95	1	—	7.20	—

Sub-total			967			1,349

Accounts receivable:
- denominated in HK dollars	1	0.88	1	2	0.90	2
- denominated in US dollars	233	6.86	1,599	231	6.98	1,612
- denominated in Euro	1	7.85	8	2	7.82	16

Sub-total			1,608			1,630

Financial assets at fair value through other comprehensive income:
- denominated in Euro	471	7.85	3,698	400	7.82	3,125

Total			6,273			6,104

Borrowings:
- denominated in US dollars	37	6.86	252	33	6.98	232
- denominated in Euro	8	7.85	62	5	7.82	42
- denominated in HK dollars	2	0.88	2	—	0.90	—

Sub-total			316			274

Accounts payable:
- denominated in US dollars	73	6.86	501	62	6.98	433
- denominated in Euro	1	7.85	8	1	7.82	8

Sub-total			509			441

Total			825			715